Taxation - Schedule of Pretax Income by Major Tax Jurisdictions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	$ (3,843,996)	$ (1,680,967)	$ (1,381,499)
PRC [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	(308,482)	(107,958)	(784,125)
Hong Kong [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	(2,497,209)	(1,193,796)	(647,181)
Serbia [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	(65,166)	(59,577)
Other [Member]
Schedule of Pretax Income by Major Tax Jurisdictions [Line Items]
Total (Loss)/income before tax	$ (973,139)	$ (319,636)	$ 49,807